Notes Payable (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Payable Related Parties
(a) Notes payable- $1,639,000 in default	$ 1,639,000	$ 1,639,000	$ 1,699,000
(b) Notes payable issued by BST-in default	310,000	310,000	475,000
(c) Note payable-EID loan	150,000	150,000	150,000
Unsecured notes payable-in default
(d)Notes payable-in default	16,000	23,000	128,000
Total notes payable principal outstanding	2,115,000	2,122,000	2,765,000
Less current portion of notes payable	(1,965,000)	(1,972,000)	(2,250,000)
Long term notes payable	$ 150,000	150,000	463,000
(c) Note payable-PPP loan		0	313,000
Secured notes payable
Debt discount		$ 0	$ (52,000)